Employee Benefits (Tables)	6 Months Ended
Apr. 30, 2022
Employee Benefits
Summary of Employee Benefit Plans Expenses	The following table summarizes expenses for the Bank’s principal pension and non-pension
post-retirement defined benefit plans and the Bank’s other material defined benefit pension and post-retirement benefit plans, for the three and six months ended April 30, 2022 and April 30, 2021.
Defined Benefit Plan Expenses

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension and post-retirement benefit plans 1
		For the three months ended
	April 30 2022	April 30 2021	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Service cost – benefits earned	$104	$131	$2	$3	$2	$2
Net interest cost (income) on net defined benefit liability (asset)	(6)	6	4	2	5	5
Past service cost (credit)	–	–	–	–	–	–

Defined benefit administrative expenses	3	2	–	–	1	1
Total	$101	$139	$6	$5	$8	$8

		For the six months ended
	April 30 2022	April 30 2021	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Service cost – benefits earned	$208	$261	$4	$5	$3	$4
Net interest cost (income) on net defined benefit liability (asset)	(12)	12	7	5	10	10
Past service cost (credit)	–	–	–	–	–	1

Defined benefit administrative expenses	5	5	–	–	2	2
Total	$201	$278	$11	$10	$15	$17

1
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension and post-retirement benefit plans, and supplemental employee defined benefit pension plans.

Summary of Expenses for Bank's Defined Contribution Plans
The following table summarizes expenses for the Bank’s defined contribution plans for the three and six months ended April 30, 2022 and April 30, 2021.
Defined Contribution Plan Expenses

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Defined contribution pension plans 1	$44	$42	$98	$94

Government pension plans 2	98	91	240	211
Total	$142	$133	$338	$305

1	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act .

Summary of Remeasurement of Defined Benefit Plans
The following table summarizes the remeasurements recognized in other comprehensive income for the Bank’s principal pension and post-retirement defined benefit plans for the three and six months ended April 30, 2022 and April 30, 2021.
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans
1,2,3

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan
	For the three months ended
	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Remeasurement gain/(loss) – financial	$1,667	$1,143	$67	$38

Remeasurement gain/(loss) – return on plan assets less interest income	(988)	(85)	–	–
Total	$679	$1,058	$67	$38

	For the six months ended
	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Remeasurement gain/(loss) – financial	$1,901	$1,390	$82	$42

Remeasurement gain/(loss) – return on plan assets less interest income	(860)	217	–	–
Total	$1,041	$1,607	$82	$42

1
Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, supplemental employee retirement plans, and other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes as these plans are not remeasured on a quarterly basis.

2	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
3	Amounts are presented on a pre-tax basis.